INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Cash Flows used in Operating Activities
Net loss for the period	$ (2,511,577)	$ (660,223)	$ (11,368,353)	$ (3,700,046)
Adjustments to reconcile net loss to net cash used in operations:
Amortization and depreciation	498	384	768	576
Accretion of debt discount	493,451	1,011	1,917,615	0
Stock-based compensation	31,544	0	637,925	1,002,500
Common shares to be issued for services	0	610,000
Amortization of deferred financing charge	0	1,199	1,123,612	1,215
Non-cash financing related charges	29,000	(683,000)
Change in fair value of derivative financial instruments	487,000	0	(2,956,000)	(15,000)
(Gain) Loss on settlement of accounts payable			(199,655)	976,880
Gain on extinguishment of debt	(105,745)	0	8,539,759	495,328
Unrealized foreign exchange	(13,509)	(17,143)	(18,798)	(4,937)
Changes in non-cash working capital balances related to operations:
Prepaid expenses	0	(12,253)	(33,234)	0
Accounts payable and accrued liabilities	225,987	(22,494)	(303,018)	465,911
Net cash used in operating activities	(1,363,351)	(782,519)	(2,659,379)	(777,573)
Cash Flows used in Investing Activities
Acquisition of equipment	0	(2,327)	(3,015)	0
Net cash used in investing activities	0	(2,327)	(3,015)	0
Cash Flows provided by Financing Activities
Issuance of common shares	500,000	398,170	368,170	801,285
Share subscriptions received	0	(30,000)	0	60,000
Proceeds from the issuance of promissory notes			0	250,000
Financing fees paid	0	(734,840)	(788,712)	0
Repayment of promissory note	(88,144)	0
Proceeds from the issuance of convertible debentures	0	10,000,000	10,000,000	0
Net cash provided by financing activities	411,856	9,633,330	9,579,458	1,111,285
Decrease (increase) in cash during the period	(951,495)	8,848,484	6,917,064	333,712
Cash, beginning of period	7,262,138	345,074	345,074	11,362
Cash, end of period	$ 6,310,643	$ 9,193,558	$ 7,262,138	$ 345,074